FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.81%
Aerospace & Defense — 0.54%
Moog, Inc., Class A 160,913 $ 68,201,366
Apparel & Textile Products — 3.54%
Crocs, Inc.
(a) (b)
1,238,457 149,407,452
Deckers Outdoor Corp.
(b)
619,377 61,497,942
Kontoor Brands, Inc. 721,671 60,144,061
Ralph Lauren Corp. 440,589 176,856,831
447,906,286
Asset Management — 4.29%
Affiliated Managers Group, Inc. 815,790 276,063,335
Federated Hermes, Inc., Class B 2,550,317 140,828,505
Stifel Financial Corp. 1,375,705 95,982,938
Victory Capital Holdings, Inc., Class A 362,226 30,448,718
543,323,496
Automotive — 4.74%
BorgWarner, Inc. 3,503,950 232,662,280
Dorman Products, Inc.
(b)
277,392 37,850,138
Garrett Motion, Inc. 6,994,350 253,405,301
Lear Corp. 570,780 76,518,767
600,436,486
Banking — 7.58%
BancFirst Corp. 269,477 29,946,979
Cathay General Bancorp 1,641,805 101,775,492
F.N.B. Corp. 2,995,059 57,145,726
First Commonwealth Financial Corp. 2,068,346 42,049,474
First Financial Bancorp 1,805,387 61,076,242
First Financial Bankshares, Inc. 1,802,631 62,371,033
Fulton Financial Corp. 1,839,837 44,505,657
Hancock Whitney Corp. 2,686,386 200,726,761
Lakeland Financial Corp. 651,537 40,212,864
NBT Bancorp, Inc. 555,438 27,421,974
Wintrust Financial Corp. 731,308 117,535,822
Zions Bancorp. 2,533,382 175,284,701
960,052,725
Biotech & Pharma — 7.85%
Amphastar Pharmaceuticals, Inc.
(b)
902,737 18,217,233
Collegium Pharmaceutical, Inc.
(b)
1,561,408 56,522,970
Exelixis, Inc.
(b)
7,041,516 383,128,885
Indivior Pharmaceuticals, Inc.
(b)
1,234,355 50,645,586
Jazz Pharmaceuticals PLC
(b)
1,561,563 376,289,835
United Therapeutics Corp.
(b)
204,471 110,788,522
995,593,031
Chemicals — 0.90%
Avient Corp. 810,870 29,969,755
Axalta Coating Systems Ltd.
(b)
1,873,841 64,122,840

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Chemicals — (continued)
Hawkins, Inc. 141,324 $ 20,082,140
114,174,735
Commercial Support Services — 1.33%
Clean Harbors, Inc.
(b)
79,451 23,735,986
H&R Block, Inc. 3,784,777 144,124,308
167,860,294
Construction Materials — 0.28%
Eagle Materials, Inc.
(a)
157,364 35,406,900
Consumer Services — 1.14%
Bright Horizons Family Solutions, Inc.
(b)
1,175,986 83,353,888
Stride, Inc.
(b)
711,788 61,384,597
144,738,485
Containers & Packaging — 1.90%
Crown Holdings, Inc. 1,866,391 208,699,841
Sonoco Products Co. 560,434 31,580,456
240,280,297
Electrical Equipment — 5.15%
Acuity Brands, Inc. 688,927 259,491,244
Belden, Inc. 1,126,674 135,099,479
Ralliant Corp. 834,200 61,422,146
Sensata Technologies Holding PLC 1,608,100 76,770,694
Vontier Corp. 4,131,892 119,824,868
652,608,431
Electronic Equipment, Instruments & Components — 1.66%
Zebra Technologies Corp., Class A
(b)
796,565 209,703,702
Engineering & Construction — 8.49%
Comfort Systems USA, Inc. 106,541 211,158,935
EMCOR Group, Inc. 411,461 341,463,256
Frontdoor, Inc.
(b)
2,136,453 165,767,388
MYR Group, Inc.
(b)
274,010 137,114,604
Sterling Infrastructure, Inc.
(b)
99,983 83,921,731
Tetra Tech, Inc.
(a)
4,701,700 135,832,113
1,075,258,027
Health Care Facilities & Services — 4.89%
Chemed Corp. 210,584 98,077,392
Encompass Health Corp. 2,347,546 237,289,950
Medpace Holdings, Inc.
(b)
173,049 91,645,020
Option Care Health, Inc.
(b)
7,157,244 150,087,407
Pediatrix Medical Group, Inc.
(b)
1,648,328 41,752,148
618,851,917
Home Construction — 3.90%
Armstrong World Industries, Inc. 1,052,779 168,886,807
Griffon Corp. 1,027,994 100,260,255
Interface, Inc. 2,050,730 73,498,163

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Home Construction — (continued)
Taylor Morrison Home Corp.
(b)
2,117,290 $ 151,894,385
494,539,610
Industrial Intermediate Prod — 1.07%
Valmont Industries, Inc. 235,525 136,039,240
Industrial Intermediate Products — 0.53%
AZZ, Inc. 248,110 38,469,455
Mueller Industries, Inc. 228,106 28,041,071
66,510,526
Industrial Support Services — 3.55%
Applied Industrial Technologies, Inc. 853,450 288,594,118
MSC Industrial Direct Co., Inc., Class A 1,352,919 160,929,715
449,523,833
Institutional Financial Services — 0.79%
Evercore, Inc., Class A 294,652 100,605,979
Insurance — 4.78%
Assurant, Inc.
(a)
852,628 228,956,197
Hanover Insurance Group, Inc. 1,040,862 222,869,371
NMI Holdings, Inc.
(b)
1,261,677 51,842,308
Primerica, Inc. 356,693 101,372,151
605,040,027
Internet Media & Services — 2.42%
Match Group, Inc. 8,048,159 306,232,450
Leisure Facilities & Services — 0.56%
Boyd Gaming Corp. 316,127 27,923,498
Monarch Casino & Resort, Inc. 326,069 42,913,941
70,837,439
Leisure Products — 0.78%
Hasbro, Inc. 350,506 28,948,291
Mattel, Inc.
(b)
5,044,702 70,020,463
98,968,754
Machinery — 2.76%
Crane Co. 58,664 13,086,178
Donaldson Co., Inc. 2,188,402 196,452,848
ESCO Technologies, Inc. 55,511 19,431,070
Mueller Water Products, Inc., Class A 4,684,439 120,999,059
349,969,155
Medical Equipment & Devices — 0.99%
Integer Holdings Corp.
(b)
190,874 17,837,175
Merit Medical Systems, Inc.
(b)
1,543,773 107,045,220
124,882,395
Oil & Gas Producers — 2.56%
Chord Energy Corp. 330,090 37,729,287
HF Sinclair Corp. 2,554,694 177,934,437
Murphy USA, Inc. 201,962 108,831,263
324,494,987

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Oil & Gas Services & Equipment — 1.32%
Weatherford International PLC 2,048,284 $ 166,935,146
Publishing & Broadcasting — 0.45%
Nexstar Media Group, Inc., Class A
(a)
320,220 57,188,090
Real Estate — 0.87%
Apple Hospitality REIT, Inc. 6,530,247 109,773,452
Retail - Consumer Staples — 0.19%
Sprouts Farmers Market, Inc.
(b)
288,300 24,384,414
Retail - Discretionary — 1.16%
AutoNation, Inc.
(b)
137,475 25,541,480
Bath & Body Works, Inc. 2,965,052 68,581,653
Build-A-Bear Workshop, Inc.
(a)
586,199 17,943,551
La-Z-Boy, Inc. 872,973 35,023,677
147,090,361
Semiconductors — 1.74%
Cirrus Logic, Inc.
(b)
1,487,479 220,935,256
Software — 2.26%
ACI Worldwide, Inc.
(b)
2,613,537 131,434,776
Blackbaud, Inc.
(b)
684,832 20,284,724
Donnelley Financial Solutions, Inc.
(b)
603,908 25,333,941
Dynatrace, Inc.
(b)
1,162,629 51,051,039
Pegasystems, Inc.
(a)
1,068,036 32,009,039
Progress Software Corp.
(a) (b)
763,161 25,626,946
285,740,465
Steel — 0.59%
Commercial Metals Co. 1,188,533 74,580,446
Technology Hardware — 3.52%
InterDigital, Inc. 102,391 28,989,964
Jabil, Inc. 291,600 112,405,968
Plexus Corp.
(b)
699,848 210,423,298
Sanmina Corp.
(b)
372,358 94,236,363
446,055,593
Technology Services — 3.33%
CACI International, Inc., Class A
(b)
41,924 19,421,712
EVERTEC, Inc. 1,975,154 54,869,778
ExlService Holdings, Inc.
(b)
2,140,256 55,347,020
FactSet Research Systems, Inc. 287,910 66,242,333
Genpact Ltd. 772,137 21,233,768
LiveRamp Holdings, Inc.
(b)
2,020,655 76,057,454
Science Applications International Corp. 1,167,342 128,886,230
422,058,295
Transportation & Logistics — 2.77%
JB Hunt Transport Services, Inc. 169,883 49,169,237
Ryder System, Inc. 646,885 170,628,855

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Transportation & Logistics — (continued)
SkyWest, Inc.
(b)
1,119,251 $ 111,175,202
Teekay Tankers Ltd., Class A 315,496 20,466,226
351,439,520
Transportation Equipment — 1.64%
Allison Transmission Holdings, Inc. 1,847,299 208,264,489
Total Common Stocks (Cost $9,935,725,163) 12,516,486,100
COLLATERAL FOR SECURITIES LOANED — 0.02%
Money Market Funds — 0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%
(c)
2,243,351 2,243,351
Total Collateral for Securities Loaned (Cost $2,243,351) 2,243,351
MONEY MARKET FUNDS - 0.14%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
3.57%
(c)
18,132,779 18,132,779
Total Money Market Funds
(Cost $18,132,779) 18,132,779
Total Investments — 98.97%
(Cost $9,956,101,293) 12,536,862,230
Other Assets in Excess of liabilities — 1.03%
(d)
130,024,214
NET ASSETS — 100.00% $12,666,886,444
(a) All or a portion of the security was on loan as of June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $8,055,033.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of June 30, 2026.
(d) Includes cash collateral for securities loaned in the amount of $5,989,130. This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement.
REIT - Real Estate Investment Trust

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.86%
Aerospace & Defense — 2.10%
AAR Corp.
(a)
478,460 $ 68,386,288
StandardAero, Inc.
(a)(b)
2,065,000 61,764,150
130,150,438
Automotive — 4.69%
Garrett Motion, Inc. 2,617,000 94,813,910
Modine Manufacturing Co.
(a)
732,400 195,565,448
290,379,358
Beverages — 0.38%
Celsius Holdings, Inc.
(a)
810,100 23,719,728
Biotech & Pharma — 12.71%
Celcuity, Inc.
(a)(b)
350,000 36,617,000
Corcept Therapeutics, Inc.
(a)
470,000 40,866,500
Elanco Animal Health, Inc.
(a)
4,097,300 100,834,553
Guardant Health, Inc.
(a)
1,729,500 259,476,885
Halozyme Therapeutics, Inc.
(a)
968,755 75,824,454
Indivior Pharmaceuticals, Inc.
(a)
2,152,304 88,309,033
Liquidia Corp.
(a)(b)
812,800 64,804,544
PTC Therapeutics, Inc.
(a)
780,300 63,649,071
WillScot Holdings Corp., Class A 1,905,000 54,978,300
785,360,340
Chemicals — 0.82%
Sensient Technologies Corp. 410,000 50,548,900
E-Commerce Discretionary — 0.23%
FIGS, Inc., Class A
(a)(b)
1,380,100 14,118,423
Electrical Equipment — 14.67%
AAON, Inc. 605,000 76,750,300
Argan, Inc. 75,500 60,290,525
Bloom Energy Corp., Class A
(a)
975,860 295,392,822
Cognex Corp. 1,131,000 81,907,020
Nextpower, Inc., Class A
(a)
859,215 102,366,875
Ralliant Corp. 915,000 67,371,450
Vertiv Holdings Co., Class A 665,660 222,876,281
906,955,273
Engineering & Construction — 3.61%
Dycom Industries, Inc.
(a)
106,000 53,592,540
Everus Contruction Group, Inc.
(a)
523,800 86,924,610
VSE Corp. 361,600 82,625,600
223,142,750
Health Care Facilities & Services — 3.02%
BillionToOne, Inc.
(a)(b)
275,000 32,994,500
BrightSpring Health Services, Inc.
(a)
2,207,800 153,971,972
186,966,472
Home Construction — 1.08%
Skyline Champion Corp.
(a)
760,600 67,024,072

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Industrial Intermediate Prod — 1.46%
Xometry, Inc., Class A
(a)(b)
933,700 $ 90,120,724
Leisure Facilities & Services — 1.57%
Churchill Downs, Inc. 489,000 43,833,960
Rush Street Interactive, Inc.
(a)
1,796,000 53,413,040
97,247,000
Machinery — 0.96%
Zurn Water Solutions Corp. 1,172,600 59,251,478
Medical Equipment & Devices — 3.53%
Glaukos Corp.
(a)
355,000 49,614,800
Globus Medical, Inc., Class A
(a)
738,600 58,356,786
iRhythm Technologies, Inc.
(a)
447,100 53,182,545
Veracyte, Inc.
(a)
977,500 57,408,575
218,562,706
Oil & Gas Producers — 0.66%
SM Energy Co. 1,553,000 40,533,300
Oil & Gas Services & Equipment — 0.70%
Liberty Oilfield Services, Inc., Class A 1,654,800 43,339,212
Retail - Consumer Staples — 0.93%
Five Below, Inc.
(a)
319,370 57,419,532
Retail - Discretionary — 2.29%
Victoria's Secret & Co.
(a)
1,126,600 94,048,568
Warby Parker, Inc., Class A
(a)(b)
1,558,400 47,281,856
141,330,424
Semiconductors — 13.32%
ACM Research, Inc., Class A
(a)
420,000 53,293,800
Astera Labs, Inc.
(a)
566,600 273,679,132
Diodes, Inc.
(a)
283,600 31,037,184
FormFactor, Inc.
(a)
780,000 124,745,400
Kulicke & Soffa Industries, Inc. 454,300 60,767,168
MaxLinear, Inc.
(a)
836,000 107,033,080
SiTime Corp.
(a)
120,500 89,839,980
Ultra Clean Holdings, Inc.
(a)
308,400 43,974,756
Vishay Intertechnology, Inc.
(b)
725,000 38,990,500
823,361,000
Software — 11.18%
BILL Holdings, Inc.
(a)
1,369,900 49,535,584
DigitalOcean Holdings, Inc.
(a)(b)
1,731,695 271,928,066
Fastly, Inc., Class A
(a)(b)
1,373,100 25,210,116
Figma, Inc., Class A
(a)
1,707,400 30,886,866
Hinge Health, Inc.
(a)
1,102,500 91,507,500
JFrog Ltd.
(a)
687,000 62,434,560
Navan, Inc.
(a)(b)
1,560,700 35,693,209
ServiceTitan, Inc., Class A
(a)
582,100 41,160,291
Teradata Corp.
(a)
1,534,214 53,160,515

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — (continued)
Workiva, Inc., Class A
(a)
610,600 $ 29,620,206
691,136,913
Specialty Finance — 1.93%
Dave, Inc., Class A
(a)(b)
130,100 48,473,959
FirstCash Holdings, Inc. 326,568 70,643,190
119,117,149
Technology Hardware — 13.65%
Arrow Electronics, Inc.
(a)
265,000 56,553,650
Vistance Networks, Inc.
(a)
3,430,200 43,837,956
Credo Technology Group Holding Ltd.
(a)
649,500 176,631,525
Lumentum Holdings, Inc.
(a)
356,100 305,555,166
ViaSat, Inc.
(a)
1,973,500 177,240,035
Viavi Solutions, Inc.
(a)
1,773,200 84,670,300
844,488,632
Technology Services — 1.41%
Flywire Corp.
(a)
1,575,000 27,672,750
Paymentus Holdings, Inc., Class A
(a)
1,290,000 31,166,400
Remitly Global, Inc.
(a)
1,272,100 28,507,761
87,346,911
Transportation & Logistics — 0.49%
Allegiant Travel Co.
(a)
257,400 30,270,240
Wholesale - Discretionary — 0.47%
OPENLANE, Inc.
(a)
700,000 28,868,000
Total Common Stocks (Cost $4,333,220,855) 6,050,758,975
COLLATERAL FOR SECURITIES LOANED — 0.93%
Collateral for Securities Loaned — 0.93%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%
(c)
57,565,474
Total Collateral for Securities Loaned (Cost $57,565,474) 57,565,474
MONEY MARKET FUNDS - 1.30%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
3.57%
(c)
80,381,321 80,381,321
Total Money Market Funds
(Cost $80,381,321) 80,381,321
Total Investments — 100.09%
(Cost $4,471,167,650) 6,188,705,770
Liabilities in Excess of Other assets — (0.09)%
(d)
(5,506,033)
NET ASSETS — 100.00% $6,183,199,737
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $206,753,249.
(c) Rate disclosed is the seven day effective yield as of June 30, 2026.

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
(d) Includes cash collateral for securities loaned in the amount of $153,683,973.  This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.50%
Banking — 2.78%
First Citizens BancShares, Inc., Class A 1,135 $ 2,361,697
KeyCorp 304,460 7,017,803
9,379,500
Beverages — 2.43%
Primo Brands Corp. 335,350 8,195,954
Biotech & Pharma — 0.58%
Perrigo Co. PLC 188,900 1,962,671
Chemicals — 4.35%
Celanese Corp. 110,200 5,069,200
Dow, Inc. 59,660 1,632,298
LyondellBasell Industries N.V., Class A 29,060 1,530,009
Olin Corp. 160,010 3,171,398
Sherwin-Williams Co. (The) 9,534 3,282,747
14,685,652
Commercial Support Services — 1.47%
Republic Services, Inc. 23,330 4,971,156
Containers & Packaging — 14.35%
Amcor PLC 454,827 19,716,749
Graphic Packaging Holding Co. 1,713,430 18,110,956
Smurfit WestRock PLC 144,710 6,694,285
Sonoco Products Co. 70,800 3,989,580
48,511,570
Electric Utilities — 2.65%
Alliant Energy Corp.
(a)
28,440 2,169,687
CenterPoint Energy, Inc.
(a)
32,840 1,446,274
CMS Energy Corp. 23,305 1,782,833
Edison International 22,170 1,650,557
Pinnacle West Capital Corp. 17,895 1,914,764
8,964,115
Electrical Equipment — 2.97%
AMETEK, Inc. 5,780 1,398,413
Roper Technologies, Inc. 25,540 8,642,481
10,040,894
Electronic Equipment, Instruments & Components — 2.00%
Zebra Technologies Corp., Class A
(a) (b)
25,620 6,744,721
Food — 1.43%
Flowers Foods, Inc.
(a)
233,050 1,841,095
Ingredion, Inc.
(a)
31,550 2,988,101
4,829,196
Gas & Water Utilities — 0.62%
Atmos Energy Corp. 12,065 2,078,438
Health Care Facilities & Services — 1.91%
Ensign Group, Inc. (The) 23,200 3,718,960

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Facilities & Services — (continued)
Henry Schein, Inc.
(a) (b)
32,920 $ 2,749,478
6,468,438
Industrial Support Services — 2.38%
U-Haul Holding Co. 139,245 8,034,437
Insurance — 9.49%
Brown & Brown, Inc. 116,230 7,456,155
Everest Re Group Ltd. 38,900 13,896,246
Kemper Corp. 157,510 4,246,470
Markel Corp.
(b)
3,300 6,444,933
32,043,804
Machinery — 2.41%
AGCO Corp.
(a)
67,920 8,130,024
Medical Equipment & Devices — 2.31%
Dentsply Sirona, Inc. 734,380 7,791,772
Oil & Gas Producers — 3.99%
ConocoPhillips 37,800 3,929,688
Devon Energy Corp. 230,915 9,541,408
13,471,096
Real Estate — 2.57%
American Tower Corp., Class A 40,230 6,580,421
WP Carey, Inc. 29,405 2,102,458
8,682,879
REIT — 10.48%
Americold Realty Trust, Inc.
(a)
908,840 14,286,965
Healthpeak Properties, Inc. 863,210 18,472,694
Public Storage 8,285 2,637,198
35,396,857
Retail - Consumer Staples — 4.14%
Dollar General Corp.
(a)
92,210 10,614,293
Dollar Tree, Inc.
(b)
27,975 3,383,576
13,997,869
Retail - Discretionary — 4.14%
Advance Auto Parts, Inc. 121,075 7,533,286
CarMax, Inc.
(b)
121,665 6,434,862
13,968,148
Software — 0.67%
Concentrix Corp. 101,390 2,271,643
Specialty Finance — 2.70%
Ally Financial, Inc. 184,260 8,466,747
Synchrony Financial 8,808 669,848
9,136,595
Technology Services — 13.75%
Amdocs Ltd. 26,320 1,330,213
Fidelity National Information Services, Inc. 419,130 16,295,774

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Services — (continued)
Global Payments, Inc. 247,805 $ 17,980,731
Science Applications International Corp. 31,100 3,433,751
TransUnion 85,515 6,169,052
Verisk Analytics, Inc. 7,055 1,266,584
46,476,105
Wholesale - Discretionary — 2.93%
LKQ Corp. 376,390 9,910,349
Total Common Stocks (Cost $379,012,801) 336,143,883
COLLATERAL FOR SECURITIES LOANED — 1.66%
Collateral for Securities Loaned — 1.66%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%
(c)
5,602,274 5,602,274
Total Collateral for Securities Loaned (Cost $5,602,274) 5,602,274
Total Investments — 101.16%
(Cost $384,615,075) 341,746,157
Liabilities in Excess of Other assets — (1.16)%
(d)
(3,925,661)
NET ASSETS — 100.00% $337,820,496
(a) All or a portion of the security was on loan as of June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $20,098,372.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of June 30, 2026.
(d) Includes cash collateral for securities loaned in the amount of $14,956,530.  This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.61%
Automotive — 4.23%
Gentex Corp. 1,611,020 $ 40,710,475
Banking — 4.27%
First Citizens BancShares , Inc., Class A 19,730 41,053,986
Beverages — 4.51%
Coca-Cola Consolidated, Inc. 227,005 43,339,795
Biotech & Pharma — 4.31%
Exelixis , Inc.
(a)
763,010 41,515,374
Chemicals — 4.18%
Ecolab, Inc. 144,381 40,225,990
Commercial Support Services — 4.17%
Cintas Corp. 235,702 40,088,196
E-Commerce Discretionary — 4.38%
eBay, Inc. 377,350 42,168,863
Home Construction — 4.40%
Masco Corp. 520,595 42,360,815
Hotels, Restaurants & Leisure — 4.48%
Expedia Group, Inc. 168,400 43,090,192
Machinery — 4.62%
Parker-Hannifin Corp. 45,338 44,346,005
Medical Equipment & Devices — 4.24%
Waters Corp.
(a)
108,702 40,767,598
Publishing & Broadcasting — 4.11%
New York Times Co. (The), Class A 565,500 39,573,690
Retail - Consumer Staples — 4.13%
Dollar General Corp. 345,510 39,771,656
Retail - Discretionary — 8.49%
O'Reilly Automotive, Inc.
(a)
458,955 42,265,166
Ross Stores, Inc. 184,510 39,272,954
81,538,120
Semiconductors — 16.77%
Applied Materials, Inc. 58,950 42,620,849
KLA Corp. 137,750 41,560,553
Lam Research Corp. 87,560 37,942,375
Teradyne, Inc. 80,975 39,178,944
161,302,721
Specialty Finance — 4.27%
Synchrony Financial 539,735 41,046,847
Technology Hardware — 4.71%
Zebra Technologies Corp., Class A
(a)
172,030 45,288,618

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Transportation & Logistics — 4.40%
Union Pacific Corp. 155,742 $ 42,361,824
Transportation Equipment — 3.94%
Allison Transmission Holdings, Inc. 336,415 37,927,427
Total Common Stocks/ Investments — 98.61%
(Cost $812,025,165) 948,478,192
Other Assets in Excess of liabilities — 1.39% 13,360,775
NET ASSETS — 100.00% $961,838,967
(a) Non-income producing security.

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.01%
Asset Management — 1.81%
Hamilton Lane, Inc., Class A 118,995 $ 9,380,376
Automotive — 2.01%
Gentex Corp. 412,845 10,432,593
Banking — 10.27%
First Citizens BancShares , Inc., Class A 5,385 11,205,054
First Commonwealth Financial Corp. 536,740 10,911,924
First Financial Bankshares , Inc. 297,060 10,278,276
Live Oak Bancshares, Inc. 248,362 10,143,104
QCR Holdings, Inc. 110,990 10,804,877
53,343,235
Beverages — 2.37%
Coca-Cola Consolidated, Inc. 64,500 12,314,340
Biotech & Pharma — 4.83%
Exelixis , Inc.
(a)
218,785 11,904,092
Neurocrine Biosciences, Inc.
(a)
78,000 13,145,730
25,049,822
Chemicals — 0.91%
Orion Engineered Carbons SA 715,929 4,746,609
Construction Materials — 2.52%
Owens Corning 82,170 13,061,744
E-Commerce Discretionary — 1.91%
eBay, Inc. 88,750 9,917,813
Electrical Equipment — 8.56%
Acuity Brands, Inc. 21,125 7,956,943
Advanced Energy Industries, Inc. 38,300 14,280,920
Allegion PLC 71,560 10,053,464
Watts Water Technologies, Inc., Class A 30,950 12,115,377
44,406,704
Engineering & Construction — 5.02%
Comfort Systems USA, Inc. 7,190 14,250,221
Frontdoor , Inc.
(a)
152,000 11,793,680
26,043,901
Food — 2.11%
Marzetti Co. (The) 95,840 10,941,094
Health Care Facilities & Services — 2.68%
Medpace Holdings, Inc.
(a)
22,865 12,109,075
Quest Diagnostics, Inc. 8,580 1,818,531
13,927,606
Home Construction — 3.80%
Masco Corp. 160,175 13,033,440
PulteGroup, Inc. 48,900 6,709,569
19,743,009

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Hotels, Restaurants & Leisure — 1.83%
Expedia Group, Inc. 37,080 $ 9,488,030
Insurance — 2.55%
Brown & Brown, Inc. 75,943 4,871,743
Old Republic International Corp. 203,830 8,340,724
13,212,467
Machinery — 1.86%
Graco, Inc. 127,670 9,653,129
Medical Equipment & Devices — 1.87%
Align Technology, Inc.
(a)
5,950 1,003,527
Dentsply Sirona, Inc. 105,870 1,123,281
Waters Corp.
(a)
20,180 7,568,307
9,695,115
Oil & Gas Producers — 3.06%
Devon Energy Corp. 383,914 15,863,326
Publishing & Broadcasting — 1.96%
New York Times Co. (The), Class A 145,230 10,163,195
Real Estate — 4.26%
American Assets Trust, Inc. 454,555 11,222,963
Apple Hospitality REIT, Inc. 646,690 10,870,859
22,093,822
REIT — 6.02%
Gaming and Leisure Properties, Inc. 136,500 6,078,345
Matson, Inc. 72,780 13,990,500
National Storage Affiliates Trust 251,690 11,192,654
31,261,499
Retail - Consumer Staples — 1.03%
Dollar General Corp. 46,335 5,333,622
Retail - Discretionary — 1.91%
Advance Auto Parts, Inc. 159,000 9,892,980
Semiconductors — 7.58%
Cirrus Logic, Inc.
(a)
61,960 9,202,919
IPG Photonics Corp.
(a)
77,740 9,120,457
Power Integrations, Inc. 15,200 1,273,152
Teradyne, Inc. 40,815 19,747,930
39,344,458
Software — 3.00%
Akamai Technologies, Inc.
(a)
78,725 9,306,082
SS&C Technologies Holdings, Inc. 100,890 6,260,225
15,566,307
Specialty Finance — 1.66%
Synchrony Financial 112,955 8,590,228
Steel — 2.14%
Steel Dynamics, Inc. 48,340 11,092,096

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 2.86%
NetApp, Inc. 26,190 $ 4,053,164
Zebra Technologies Corp., Class A
(a)
40,880 10,762,069
14,815,233
Technology Services — 3.38%
Leidos Holdings, Inc. 62,410 6,426,358
Science Applications International Corp. 100,775 11,126,567
17,552,925
Transportation Equipment — 2.24%
Allison Transmission Holdings, Inc. 103,325 11,648,861
RIGHTS — 0.00%
TPG, Inc. Expiration Date 02/01/2028
(a)
63,850 —
Total Rights (Cost $–) —
Total Common Stocks/ Investments — 98.01%
(Cost $456,457,145) 508,576,139
Other Assets in Excess of liabilities — 1.99% 10,314,630
NET ASSETS — 100.00% $518,890,769
(a) Non-income producing security.
REIT - Real Estate Investment Trust

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 102.55%
Apparel & Textile Products — 3.21%
Fossil Group, Inc.
(a)
53,650 $ 222,111
Movado Group, Inc. 11,450 450,099
Oxford Industries, Inc. 7,850 273,730
945,940
Beverages — 1.28%
Westrock Coffee Co.
(a)
46,700 378,737
Biotech & Pharma — 4.96%
Emergent BioSolutions, Inc.
(a)
82,155 688,459
Evolus, Inc.
(a)
40,050 277,947
Ironwood Pharmaceuticals, Inc., Class A
(a)
65,700 276,597
Vanda Pharmaceuticals, Inc.
(a)
36,045 220,595
1,463,598
Commercial Support Services — 2.51%
Innodata, Inc.
(a)
4,550 343,889
Kforce, Inc. 8,450 396,474
740,363
Consumer Services — 1.57%
American Public Education, Inc.
(a)
3,850 206,745
Lincoln Educational Services Corp.
(a)
5,150 256,985
463,730
E-Commerce Discretionary — 0.92%
Liquidity Services, Inc.
(a)
6,950 271,884
Electrical Equipment — 1.70%
nLIGHT, Inc.
(a)
7,200 501,264
Engineering & Construction — 1.00%
Latham Group, Inc.
(a)
45,700 295,679
Entertainment Content — 2.85%
Inspired Entertainment, Inc.
(a)
32,300 266,475
Starz Entertainment Corp.
(a)
19,950 575,757
842,232
Food — 1.87%
Limoneira Co. 20,845 273,695
Mission Produce, Inc.
(a)
23,500 277,065
550,760
Health Care Facilities & Services — 2.33%
agilon health, Inc.
(a)
6,400 685,952
Home Construction — 2.22%
Beazer Homes USA, Inc.
(a)
14,380 403,359
Smith Douglas Homes Corp.
(a)
16,100 250,194
653,553
Internet Media & Services — 2.07%
EverQuote, Inc., Class A
(a)
16,400 390,156
fuboTV, Inc., Class A
(a)(b)
23,850 219,420
609,576

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Leisure Facilities & Services — 8.85%
Accel Entertainment, Inc., Class A
(a)
18,600 $ 234,546
Bloomin' Brands, Inc. 36,950 337,723
El Pollo Loco Holdings, Inc.
(a)
28,115 476,830
Genius Sports Ltd.
(a)
81,000 490,860
Red Robin Gourmet Burgers, Inc.
(a)
54,495 435,415
Target Hospitality Corp.
(a)
30,950 630,142
2,605,516
Machinery — 2.79%
Ichor Holdings Ltd.
(a)
7,300 819,644
Medical Equipment & Devices — 4.87%
Neogen Corp.
(a)
32,575 292,849
OraSure Technologies, Inc.
(a)
71,550 319,113
STAAR Surgical Co.
(a)
13,950 400,226
Tactile Systems Technology, Inc.
(a)
14,200 422,876
1,435,064
Metals & Mining — 0.69%
Hallador Energy Co.
(a)
11,650 202,594
Oil & Gas Producers — 4.53%
Amplify Energy Corp.
(a)
56,900 226,462
Delek US Holdings, Inc. 12,565 638,427
Matador Resources Co. 9,450 470,421
1,335,310
Oil & Gas Services & Equipment — 3.77%
Ameresco, Inc., Class A
(a)
21,100 582,360
NPK International, Inc.
(a)
33,270 529,326
1,111,686
Real Estate — 1.18%
NexPoint Diversified Real Estate Trust 67,025 347,860
REIT — 1.38%
FrontView REIT, Inc. 20,050 405,612
Renewable Energy — 3.71%
Comstock, Inc.
(a)
64,650 268,944
Fluence Energy, Inc.
(a)(b)
29,350 583,478
Green Plains, Inc.
(a)
15,700 241,466
1,093,888
Retail - Discretionary — 2.28%
Citi Trends, Inc.
(a)
4,850 280,524
Monro, Inc. 16,600 284,026
Tilly's, Inc., Class A
(a)
25,900 108,780
673,330
Semiconductors — 4.56%
Ambiq Micro, Inc.
(a)
3,550 313,465
Ultra Clean Holdings, Inc.
(a)
7,225 1,030,213
1,343,678

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — 15.61%
ACV Auctions, Inc., Class A
(a)
60,000 $ 431,400
Adeia, Inc. 13,550 446,202
Agilysys, Inc.
(a)
2,700 282,150
Backblaze, Inc., Class A
(a)
23,250 368,745
Bandwidth, Inc., Class A
(a)
10,400 658,320
Fastly, Inc., Class A
(a)
32,150 590,274
GigaCloud Technology, Inc., Class A
(a)
7,950 251,220
Porch Group, Inc.
(a)
60,682 912,656
PubMatic, Inc., Class A
(a)
26,500 347,680
Red Violet, Inc.
(a)
4,950 315,414
4,604,061
Specialty Finance — 6.70%
Dave, Inc., Class A
(a)
1,895 706,058
EZCORP, Inc., Class A
(a)
15,300 528,921
Oportun Financial Corp.
(a)
49,100 280,361
PROG Holdings, Inc. 9,840 458,642
1,973,982
Technology Hardware — 7.12%
Corsair Gaming, Inc.
(a)
50,700 490,269
Digital Turbine, Inc.
(a)
108,850 1,404,165
Sonos, Inc.
(a)
15,050 203,627
2,098,061
Technology Services — 2.59%
Sezzle, Inc.
(a)
4,450 763,754
Telecommunications — 1.78%
GOGO, Inc.
(a)
47,150 146,165
Shenandoah Telecommunications Co. 25,060 377,905
524,070
Wholesale - Consumer Staples — 1.65%
Grocery Outlet Holding Corp.
(a)
48,700 486,026
Total Common Stocks (Cost $22,827,926) 30,227,404
COLLATERAL FOR SECURITIES LOANED — 0.47%
Collateral for Securities Loaned — 0.47%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%
(c)
137,547 137,547
Total Collateral for Securities Loaned (Cost $137,547) 137,547
Total Investments — 103.02%
(Cost $22,965,473) 30,364,951
Liabilities in Excess of Other assets — (3.02)%
(d)
(890,589)
NET ASSETS — 100.00% $29,474,362
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $489,529.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
(c) Rate disclosed is the seven day effective yield as of June 30, 2026.
(d) Includes cash collateral for securities loaned in the amount of $367,213.  This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement.
REIT - Real Estate Investment Trust

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 100 .10%
Advertising & Marketing — 0 .26%
Omnicom Group, Inc. 5,725 $ 416,952
Aerospace & Defense — 1 .22%
Textron, Inc. 6,730 617,343
Woodward, Inc. 3,165 1,346,518
1,963,861
Apparel & Textile Products — 4 .00%
Crocs, Inc.
(a)
2,830 341,411
Deckers Outdoor Corp.
(a)
20,182 2,003,871
Ralph Lauren Corp. 6,950 2,789,799
Tapestry, Inc. 9,075 1,328,399
6,463,480
Asset Management — 0 .63%
Affiliated Managers Group, Inc. 3,000 1,015,200
Automotive — 2 .06%
BorgWarner, Inc. 50,040 3,322,656
Banking — 2 .11%
Cullen/Frost Bankers, Inc. 6,330 978,112
East West Bancorp, Inc. 18,835 2,431,410
3,409,522
Biotech & Pharma — 4 .33%
Biogen, Inc.
(a)
15,085 3,259,265
Exelixis, Inc.
(a)
16,300 886,883
United Therapeutics Corp.
(a)
5,265 2,852,735
6,998,883
Capital Markets — 0 .94%
PPG Industries, Inc. 12,520 1,518,551
Chemicals — 1 .89%
CF Industries Holdings, Inc. 28,240 3,057,262
Commercial Support Services — 1 .18%
Cintas Corp. 11,230 1,909,998
Electric Utilities — 0 .33%
Vistra Corp. 3,390 537,756
Electrical Equipment — 4 .91%
Acuity Brands, Inc. 3,755 1,414,358
Keysight Technologies, Inc.
(a)
5,000 1,750,350
Trane Technologies PLC 9,665 4,747,062
7,911,770
Electronic Equipment, Instruments & Components — 1 .74%
Zebra Technologies Corp., Class A
(a)
10,660 2,806,352
Engineering & Construction — 7 .31%
Comfort Systems USA, Inc. 2,550 5,053,973
EMCOR Group, Inc. 7,660 6,356,880

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Engineering & Construction — (continued)
Sterling Construction Co., Inc.
(a)
450 $ 377,712
11,788,565
Entertainment Content — 1 .88%
Electronic Arts, Inc. 5,865 1,202,560
Fox Corp., Class B 39,300 1,840,811
3,043,371
Health Care Facilities & Services — 6 .49%
Cardinal Health, Inc. 9,500 2,256,820
Encompass Health Corp. 5,135 519,046
IQVIA Holdings, Inc.
(a)
16,995 3,283,773
Labcorp Holdings, Inc. 4,940 1,383,200
Medpace Holdings, Inc.
(a)
1,462 774,261
Quest Diagnostics, Inc. 10,640 2,255,148
10,472,248
Home Construction — 1 .79%
Masco Corp. 18,370 1,494,767
PulteGroup, Inc. 4,015 550,898
Toll Brothers, Inc. 5,170 851,758
2,897,423
Hotels, Restaurants & Leisure — 0 .25%
Darden Restaurants, Inc. 1,945 400,689
Industrial Support Services — 2 .29%
W.W. Grainger, Inc. 2,716 3,694,846
Institutional Financial Services — 2 .04%
Bank of New York Mellon Corp. (The) 4,170 603,024
Northern Trust Corp. 15,500 2,694,520
3,297,544
Insurance — 3 .02%
Aflac, Inc. 3,185 373,441
Assurant, Inc. 5,062 1,359,299
Hartford Insurance Group, Inc. (The) 23,700 3,140,724
4,873,464
Internet & Direct Marketing Retail — 0 .51%
eBay, Inc. 7,400 826,950
It Services — 0 .47%
Fidelity National Information Services, Inc. 19,600 762,048
Leisure Facilities & Services — 0 .89%
Hilton Worldwide Holdings, Inc. 1,965 649,354
Texas Roadhouse, Inc. 4,060 784,514
1,433,868
Machinery — 3 .40%
Curtiss-Wright Corp. 3,190 2,417,254
Donaldson Co., Inc. 9,495 852,366

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Machinery — (continued)
Lincoln Electric Holdings, Inc. 8,390 $ 2,227,629
5,497,249
Medical Equipment & Devices — 2 .52%
Agilent Technologies, Inc. 17,235 2,289,326
GE HealthCare Technologies, Inc. 11,435 731,954
Mettler-Toledo International, Inc.
(a)
485 619,592
ResMed, Inc. 2,210 430,685
4,071,557
Oil & Gas Producers — 1 .74%
Cheniere Energy, Inc. 3,655 873,582
Devon Energy Corp. 26,140 1,080,104
HF Sinclair Corp. 12,260 853,909
2,807,595
Oil & Gas Services & Equipment — 4 .08%
Baker Hughes Co., Class A 24,745 1,373,348
TechnipFMC PLC 78,745 5,220,793
6,594,141
Real Estate — 0 .24%
Lineage, Inc. 9,100 393,575
Real Estate Services — 1 .47%
CBRE Group, Inc., Class A
(a)
17,690 2,382,666
REIT — 0 .51%
Gaming and Leisure Properties, Inc. 7,625 339,541
Weyerhaeuser Co. 20,045 479,878
819,419
Retail - Consumer Staples — 4 .28%
BJ's Wholesale Club Holdings, Inc.
(a)
18,515 1,614,878
Casey's General Stores, Inc. 2,510 1,994,923
Kroger Co. (The) 59,320 3,294,040
6,903,841
Retail - Discretionary — 6 .50%
Best Buy Co., Inc. 23,090 1,752,069
O'Reilly Automotive, Inc.
(a)
6,300 580,167
Ross Stores, Inc. 22,590 4,808,281
Ulta Beauty, Inc.
(a)
7,415 3,344,017
10,484,534
Semiconductors — 1 .42%
Cirrus Logic, Inc.
(a)
5,100 757,503
Teradyne, Inc. 3,175 1,536,192
2,293,695
Software — 0 .87%
Dynatrace, Inc.
(a)
14,800 649,868
Manhattan Associates, Inc.
(a)
5,410 753,343
1,403,211

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialty Finance — 0 .56%
Synchrony Financial 11,885 $ 903,854
Steel — 0 .64%
Nucor Corp. 2,100 467,775
Reliance Steel & Aluminum Co. 1,510 564,136
1,031,911
Technology Hardware — 10 .21%
F5, Inc.
(a)
5,475 2,277,381
Flex Ltd.
(a)
6,400 1,037,248
Jabil, Inc. 18,070 6,965,623
NetApp, Inc. 32,405 5,014,997
TD SYNNEX Corp. 4,500 1,203,030
16,498,279
Technology Services — 3 .78%
Amdocs Ltd. 7,095 358,581
Cognizant Technology Solutions Corp., Class A 25,675 994,393
Corpay, Inc.
(a)
5,790 1,929,633
MSCI, Inc. 4,088 2,289,444
Science Applications International Corp. 4,770 526,656
6,098,707
Transportation & Logistics — 2 .26%
JB Hunt Transport Services, Inc. 12,635 3,656,948
Transportation Equipment — 3 .08%
Cummins, Inc. 6,975 4,974,640
Total Common Stocks/ Investments — 100 .10%
(Cost $136,174,891) 161,639,081
Liabilities in Excess of Other assets — ( 0 .10 ) % (156,922)
NET ASSETS — 100.00% $161,482,159
(a) Non-income producing security.